Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses
Research and development	$ 4,514,389	$ 374,329	$ 10,344,407	$ 765,490
General and administrative	1,005,099	1,415,773	2,625,238	2,897,540
Total operating expenses	5,519,488	1,790,102	12,969,645	3,663,030
Loss from operations	(5,519,488)	(1,790,102)	(12,969,645)	(3,663,030)
Other income (expense)
Gain on remeasurement of warrant liabilities	178,021	189,146	267,031	1,112,626
Interest and other income (expense), net	7,684	(3,549)	7,452	(3,401)
Total other income (expense), net	185,705	185,597	274,483	1,109,225
Loss before provision for income taxes	(5,333,783)	(1,604,505)	(12,695,162)	(2,553,805)
Provision for income taxes	6,921	3,902	10,550	3,902
Net loss	$ (5,340,704)	$ (1,608,407)	$ (12,705,712)	$ (2,557,707)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.29)	$ (0.12)	$ (0.69)	$ (0.23)
Weighted average shares outstanding
Basic and diluted (in shares)	18,466,586	12,874,961	18,466,586	10,961,449